AST MFS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks
Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc.*	21,394	$3,020,619
Seagen, Inc.*	26,926	3,738,944
Vertex Pharmaceuticals, Inc.*	44,211	9,500,502
		16,260,065
Capital Markets — 2.3%
Charles Schwab Corp. (The)	185,359	12,081,700
MSCI, Inc.	58,475	24,517,398
		36,599,098
Chemicals — 1.4%
Sherwin-Williams Co. (The)	30,100	22,214,101
Construction Materials — 1.4%
Vulcan Materials Co.	133,464	22,522,050
Electrical Equipment — 0.9%
AMETEK, Inc.	112,043	14,311,252
Entertainment — 5.6%
Activision Blizzard, Inc.	164,480	15,296,640
Electronic Arts, Inc.	138,805	18,790,033
Netflix, Inc.*	47,607	24,834,668
ROBLOX Corp. (Class A Stock)*(a)	68,674	4,452,135
Sea Ltd. (Taiwan), ADR*	55,689	12,431,455
Spotify Technology SA*	19,089	5,114,898
Take-Two Interactive Software, Inc.*	51,491	9,098,460
		90,018,289
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	41,884	10,012,789
Equinix, Inc.	10,214	6,941,332
		16,954,121
Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	209,224	25,073,404
Becton, Dickinson & Co.	32,119	7,809,735
Boston Scientific Corp.*	322,862	12,478,616
Danaher Corp.	140,288	31,576,023
Edwards Lifesciences Corp.*	101,715	8,507,443
STERIS PLC	24,596	4,685,046
		90,130,267
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	7,802	2,902,890
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*(a)	2,640	496,162
Chipotle Mexican Grill, Inc.*	6,757	9,600,481
Starbucks Corp.	44,423	4,854,101
		14,950,744
Household Products — 0.9%
Colgate-Palmolive Co.	183,271	14,447,253
Industrial Conglomerates — 0.6%
Roper Technologies, Inc.	21,666	8,738,764
Insurance — 0.6%
Aon PLC (Class A Stock)(a)	40,715	9,368,929
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 12.1%
Alphabet, Inc. (Class A Stock)*	39,204	$80,859,034
Alphabet, Inc. (Class C Stock)*	12,034	24,893,893
Bumble, Inc. (Class A Stock)*(a)	61,945	3,864,129
Facebook, Inc. (Class A Stock)*	200,753	59,127,781
Match Group, Inc.*	121,838	16,738,105
Pinterest, Inc. (Class A Stock)*	106,535	7,886,786
		193,369,728
Internet & Direct Marketing Retail — 8.7%
Alibaba Group Holding Ltd. (China), ADR*	24,610	5,579,825
Amazon.com, Inc.*	43,052	133,206,332
		138,786,157
IT Services — 11.5%
Black Knight, Inc.*	55,854	4,132,638
Global Payments, Inc.	57,549	11,600,727
Mastercard, Inc. (Class A Stock)	157,320	56,013,786
PayPal Holdings, Inc.*	172,425	41,871,687
Shopify, Inc. (Canada) (Class A Stock)*	6,216	6,878,004
Square, Inc. (Class A Stock)*	85,071	19,315,371
Visa, Inc. (Class A Stock)(a)	202,925	42,965,310
		182,777,523
Life Sciences Tools & Services — 2.6%
ICON PLC (Ireland)*(a)	44,450	8,728,647
Thermo Fisher Scientific, Inc.	71,319	32,548,565
		41,277,212
Media — 1.6%
Charter Communications, Inc. (Class A Stock)*	42,362	26,138,201
Multiline Retail — 0.5%
Dollar General Corp.	41,698	8,448,849
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	85,577	24,890,070
Pharmaceuticals — 1.1%
Zoetis, Inc.	115,669	18,215,554
Professional Services — 4.1%
Clarivate PLC (United Kingdom)*(a)	424,770	11,209,680
CoStar Group, Inc.*	16,560	13,610,498
Equifax, Inc.	35,511	6,432,108
TransUnion	139,592	12,563,280
Verisk Analytics, Inc.	124,616	22,018,401
		65,833,967
Road & Rail — 1.4%
Canadian Pacific Railway Ltd. (Canada)(a)	30,570	11,594,895
Uber Technologies, Inc.*	190,135	10,364,259
		21,959,154
Semiconductors & Semiconductor Equipment — 5.9%
Applied Materials, Inc.	154,394	20,627,038
ASML Holding NV (Netherlands)	25,953	16,022,344
A1

AST MFS GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	45,994	$27,377,469
NVIDIA Corp.	55,916	29,855,230
		93,882,081
Software — 22.1%
Adobe, Inc.*	130,229	61,906,960
Atlassian Corp. PLC (Class A Stock)*	46,025	9,700,229
Autodesk, Inc.*	73,746	20,438,704
Cadence Design Systems, Inc.*	90,571	12,407,321
Intuit, Inc.	80,968	31,015,602
Microsoft Corp.	682,364	160,880,960
Qualtrics International, Inc. (Class A Stock)*	20,466	673,536
salesforce.com, Inc.*	104,499	22,140,203
ServiceNow, Inc.*	47,661	23,835,743
Synopsys, Inc.*	39,303	9,738,497
		352,737,755
Specialty Retail — 0.1%
Ross Stores, Inc.	13,527	1,622,023
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	300,357	36,688,608
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.*	19,128	5,866,749
NIKE, Inc. (Class B Stock)	105,443	14,012,320
		19,879,069

Total Long-Term Investments (cost $1,082,759,398)		1,585,923,774
Short-Term Investments — 2.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	2,160,185	2,160,185
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $35,558,040; includes $35,554,746 of cash collateral for securities on loan)(b)(wa)	35,575,827	$35,558,040

Total Short-Term Investments (cost $37,718,225)		37,718,225

TOTAL INVESTMENTS—101.7% (cost $1,120,477,623)		1,623,641,999

Liabilities in excess of other assets — (1.7)%		(27,761,381)

Net Assets — 100.0%		$1,595,880,618

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,190,990; cash collateral of $35,554,746 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2